Other non financial liability, non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Other non financial liability, non-current
Lease rent equalization		₨ 2,303	₨ 5,815
Total	$ 33	₨ 2,303	₨ 5,815